Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 597,281,250
Previously Paid Amount	0
Total Fee Amount	82,485
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $597,281,250. The prospectus is a final prospectus for the related offering.
Net Fee	$ 82,485
Narrative - Max Aggregate Offering Price	$ 597,281,250
Final Prospectus	true